Debt Obligations Debt Instrument, Redemption Price (Details) - Senior Notes - 8.50% Senior Notes, due 2021	Dec. 28, 2016
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage	108.50%
2018
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage	104.25%
2019
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage	102.125%
2020 and thereafter
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage	100.00%